LONG TERM INVESTMENTS (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Fair Value Adjustments For The Period	$ 444
Fair Value Of Long Term Investments, Ending Balance	1,691
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	1,247
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	0
Talisker Resources Ltd [Member] | Common Shares [Member]
Fair Value Adjustments For The Period	584
Fair Value Of Long Term Investments, Ending Balance	1,269
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	685
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	0
Endurance Gold Corp. Common Shares
Fair Value Adjustments For The Period	(5)
Fair Value Of Long Term Investments, Ending Balance	141
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	146
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	0
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Fair Value Adjustments For The Period	(135)
Fair Value Of Long Term Investments, Ending Balance	224
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	359
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	0
Endurance Gold Corp. Warrants
Fair Value Adjustments For The Period	0
Fair Value Of Long Term Investments, Ending Balance	37
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	37
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	0
Silver Wolf Exploration Ltd. Warrants
Fair Value Adjustments For The Period	0
Fair Value Of Long Term Investments, Ending Balance	20
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	20
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	$ 0